Fair Value Measurements (Tables)	12 Months Ended
Feb. 01, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The assets and liabilities of the Company that are measured at fair value on a recurring basis as of February 1, 2015 and February 2, 2014 were as follows (amounts in millions):

	Fair Value at February 1, 2015 Using			Fair Value at February 2, 2014 Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative agreements - assets	$—	$124	$—	$—	$30	$—
Derivative agreements - liabilities	—	—	—	—	(10)	—
Total	$—	$124	$—	$—	$20	$—